Group - Income Statement - Parenthetical (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Condensed Income Statement1 [Line Items]
Increase in other (expenses) income	$ 55
Increase in legal and project fees	16
Miscellaneous other operating income	18
Implementation of major restructuring
Condensed Income Statement1 [Line Items]
Increase in legal and project fees	14
Environment related provision
Condensed Income Statement1 [Line Items]
Increase in existing provisions, other provisions	$ 57